Offerings	Jan. 06, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share(2)
Amount Registered | shares	38,172,333
Proposed Maximum Offering Price per Unit | $ / shares	3.345
Maximum Aggregate Offering Price	$ 127,686,453.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,633.50
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the“Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Represents the resale of up to 38,172,333 shares of our common stock, par value $0.001 per share (“Common Stock”), issued in connection with the Business Combination described in the prospectus forming part of this registration statement, by certain of the selling securityholders named in this prospectus (each a “Selling Securityholder” and, collectively, the “Selling Securityholders”), which consists of (i) 20,100,833 shares of our Common Stock, and (ii) 18,071,500 shares of Common Stock issuable upon conversion of the Convertible Notes described in the prospectus forming part of this registration statement.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC (“Nasdaq”) on December 30, 2025 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share(4)
Amount Registered | shares	12,852,500
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 147,803,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,411.70
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the“Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Reflects the shares of Common Stock that may be issued upon exercise of outstanding warrants, for an exercise price of $11.50 per share of Common Stock, including 12,500,000 public warrants (the “Public Warrants”) and 352,500 private warrants (the “Private Warrants” and together with the Public Warrants, the “Warrants”).Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Warrants.